Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,311,455.5
Total Fee Amount	3,771.71
Total Offset Amount	0
Net Fee	$ 3,771.71
Offset Table N/A	N/A